Shareholder Report, Line Graph (Details) WE0000000002520A_Dimensional International Small Cap ETF_Single_TSR Annual {Single} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Mar. 23, 2022	Oct. 31, 2025
Dimensional International Small Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Dimensional International Small Cap ETF – NAV
Accumulated Value	$ 10,680	$ 8,593	$ 7,849	$ 10,000	$ 13,618
MSCI World ex USA Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World ex USA Index (net div.)
Accumulated Value	11,500	9,286	8,250	10,000	$ 14,212
MSCI World ex USA Small Cap Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World ex USA Small Cap Index (net div.)
Accumulated Value	$ 10,166	$ 8,225	$ 7,785	$ 10,000	$ 12,783